Condensed Consolidated Statements of Operations - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2015	Sep. 30, 2014
Revenue:
Gross revenue	$ 557,095	$ 519,127	$ 1,584,559	$ 1,502,075
Reimbursable expenses	(162,354)	(131,538)	(412,930)	(388,832)
Net revenue	394,741	387,589	1,171,629	1,113,243
Costs and expenses:
Direct costs	226,555	229,963	679,593	673,291
Selling, general and administrative expense	82,435	84,466	243,310	251,036
Depreciation and amortization	14,366	13,737	42,535	38,207
Total costs and expenses	323,356	328,166	965,438	962,534
Income from operations	71,385	59,423	206,191	150,709
Interest income	531	267	1,026	874
Interest expense	(1,178)	(158)	(1,686)	(712)
Income before provision for income taxes	70,738	59,532	205,531	150,871
Provision for income taxes	(9,196)	(9,216)	(29,534)	(23,577)
Net income	$ 61,542	$ 50,316	$ 175,997	$ 127,294
Net income per Ordinary Share:
Basic	$ 1.05	$ 0.81	$ 2.95	$ 2.06
Diluted	$ 1.02	$ 0.79	$ 2.85	$ 2.01
Weighted average number of Ordinary Shares outstanding:
Basic	58,659,782	61,878,429	59,728,608	61,863,332
Diluted	60,369,898	63,442,607	61,785,849	63,434,260